RISK MANAGEMENT AND HEDGING ACTIVITIES USING DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of derivatives
Fair Values of Derivative Instruments - The following table sets forth the fair values of derivative instruments presented on a gross basis for the periods indicated:

		December 31, 2016		December 31, 2015
	Location in our Consolidated Balance Sheets	Assets	(Liabilities)	Assets	(Liabilities)
		(Thousands of dollars)
Derivatives designated as hedging instruments
Commodity contracts
Financial contracts	Other current assets/other current liabilities	$1,155	$(49,938)	$39,255	$(1,440)
	Other assets/deferred credits and other liabilities	210	(2,142)	—	—
Physical contracts	Other current assets/other current liabilities	—	(3,022)	3,591	—
Interest-rate contracts	Other assets/other current liabilities	47,457	(12,795)	—	(9,936)
Total derivatives designated as hedging instruments		48,822	(67,897)	42,846	(11,376)
Derivatives not designated as hedging instruments
Commodity contracts
Financial contracts	Other current assets/other current liabilities	4,346	(4,239)	6,919	(6,586)
Total derivatives not designated as hedging instruments		4,346	(4,239)	6,919	(6,586)
Total derivatives		$53,168	$(72,136)	$49,765	$(17,962)

Notional amounts of derivative instruments
Notional Quantities for Derivative Instruments - The following table sets forth the notional quantities for derivative instruments held for the periods indicated:

		December 31, 2016		December 31, 2015
	Contract Type	Purchased/ Payor	Sold/ Receiver	Purchased/ Payor	Sold/ Receiver
Derivatives designated as hedging instruments:
Cash flow hedges
Fixed price
-Natural gas (Bcf)	Futures and swaps	—	(38.4)	—	(27.1)
-Natural gas (Bcf)	Put options	49.5	—	—	—
-Crude oil and NGLs (MMBbl)	Futures, forwards and swaps	—	(3.6)	—	(2.3)
Basis
-Natural gas (Bcf)	Futures and swaps	—	(38.4)	—	(27.1)
Interest-rate contracts (Millions of dollars)	Swaps	$2,150.0	$—	$400.0	$—
Derivatives not designated as hedging instruments:
Fixed price
-Natural gas (Bcf)	Futures and swaps	0.4	—	—	—
-NGLs (MMBbl)	Futures, forwards and swaps	0.5	(0.7)	0.6	(0.6)
Basis
-Natural gas (Bcf)	Futures and swaps	0.4	—	—	—

Schedule of cash flow hedging instruments effect on comprehensive income (loss)
The following table sets forth the unrealized effect of cash flow hedges recognized in other comprehensive income (loss) for the periods indicated:

Derivatives in Cash Flow Hedging Relationships	Years Ended December 31,
	2016	2015	2014
	(Thousands of dollars)
Continuing Operations
Commodity contracts	$(78,513)	$70,065	$32,354
Interest-rate contracts	42,761	(22,565)	(96,993)
Total unrealized gain (loss) recognized in other comprehensive income (loss) on derivatives (effective portion) for continuing operations	$(35,752)	$47,500	$(64,639)

Schedule of cash flow hedging instruments effect on income
The following table sets forth the effect of cash flow hedges on our Consolidated Statements of Income for the periods indicated:

	Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Net Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships		Years Ended December 31,
		2016	2015	2014
		(Thousands of dollars)
Continuing Operations
Commodity contracts	Commodity sales revenues	$26,422	$81,089	$(21,052)
Interest-rate contracts	Interest expense	(19,215)	(17,565)	(21,966)
Total gain (loss) reclassified from accumulated other comprehensive loss into net income from continuing operations on derivatives (effective portion)		$7,207	$63,524	$(43,018)